UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating Activities
Net loss	$ 577	$ (5,075)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization expense	2,438	848
Amortization of deferred contract costs	4,578	3,435
Stock-based compensation expense	1,789	670
Non-cash interest expense	158	0
Deferred taxes	(83)	(95)
Deposit on letter of credit	88	0
Other long-term liabilities	0	497
Changes in operating assets and liabilities
Accounts receivable	(741)	553
Deferred contract costs	(6,964)	(4,700)
Prepaid expenses and other current assets	(3,924)	(761)
Accounts payable	(3,219)	273
Accrued expenses	14,419	2,304
Deferred revenue	9,634	3,825
Net cash provided by operating activities	18,750	1,774
Investing Activities
Purchases of property and equipment	(1,558)	(1,911)
Purchases of convertible debt securities	(500)	0
Capitalization of internal-use software development costs	(433)	(992)
Cash paid for acquisition of business, net of cash acquired	(350)	(3,181)
Net cash used in investing activities	(2,841)	(6,084)
Financing Activities
Proceeds from exercise of stock options	604	245
Net proceeds from completing initial public offering	137,467	0
Payment of capital leases	(913)	0
Payment of deferred offering costs	0	(658)
Net cash provided by (used in) financing activities	137,158	(413)
Increase in cash, cash equivalents and restricted cash	153,067	(4,723)
Cash, cash equivalents and restricted cash, beginning of year	35,619	37,523
Cash, cash equivalents and restricted cash, end of year	188,686	32,800
Supplemental cash flow disclosures
Cash paid for interest	193	0
Cash paid for income taxes	201	555
Acquisition of fixed asset under capital lease	$ 5,750	$ 0